Employee Benefits	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Employee benefits

23. Employee benefits

	2023	2022	2021
Salaries	2,145,943	2,815,411	1,865,633
Pension costs	172,460	266,256	165,801
Other social benefits	293,753	294,017	275,258
Share based payments costs	379,414	342,799	1,223,696
Other personnel expenditures	9,999	2,024	214,940
Total employee benefits	3,001,569	3,720,507	3,745,328
Employee benefits attributable to continuing operations	2,243,955	2,071,436	2,375,668
Employee benefits attributable to discontinued operations	757,614	1,649,071	1,369,660

Benefit plans

The Company participates in a retirement plan (the “Plan”) organized as an independent collective foundation, that covers all of its employees in Switzerland, including management. The collective foundation is governed by a foundation board. The board is made up of an equal number of employee and employer representatives of the affiliated companies. The Company has no direct influence on the investment strategy of the collective foundation. Moreover, certain elements of the employee benefits are defined in the same way for all affiliated companies. This is mainly related to the annuity factors at retirement and to interest allocated on retirement savings. The employer itself cannot determine the benefits or how they are financed directly. The foundation board of the collective foundation is responsible for the determination of the investment strategy, for making changes to the pension fund regulations and in particular also for defining the financing of the pension benefits.

The old age benefits are based on retirement savings for each employee, coupled with annual retirement credits and interest (there is no possibility to credit negative interest). At retirement age, the insured members can choose whether to take a pension for life, which includes a spouse’s pension, or a lump sum. In addition to retirement benefits, the plan benefits also include disability and death benefits. Insured members may also buy into the scheme to improve their pension provision up to the maximum amount permitted under the rules of the plan and may withdraw funds early for the purchase of a residential property for their own use subject to limitations under Swiss law. On leaving the Company, retirement savings are transferred to the pension institution of the new employer or to a vested benefits institution. This type of benefit may result in pension payments varying considerably between individual years. In defining the benefits, the minimum requirements of the Swiss Law on Occupational Retirement, Survivors and Disability Pension Plans (BVG) and its implementing provisions must be observed. The BVG defines the minimum pensionable salary and the minimum retirement credits. In Switzerland, the minimum interest rate applicable to these minimum retirement savings is set by the Swiss Federal Council at least once every two years. The rate was 1.00% in 2021, 1.00% in 2022 and 1.00% in 2023.

The assets are invested by the collective foundation to which many companies contribute, in a diversified portfolio that respects the requirements of the Swiss BVG. Therefore, disaggregation of the pension assets and presentation of plan assets in classes that distinguish the nature and risks of those assets is not possible. Under the Plan, both the Company and the employee share the costs equally. The structure of the plan and the legal provisions of the BVG mean that the employer is exposed to actuarial risks. The main risks are investment risk, interest risk, disability risk and the risk of longevity. Through the affiliation to a collective foundation, the Company has minimized these risks, since they are shared between a much greater number of participants.

For accounting purposes under IFRS, the plan is treated as a defined benefit plan.

The following tables present information about the net defined benefit liability and its components:

Change in defined benefit obligation

	2023	2022
Defined benefit obligation at January 1	3,544,161	4,677,632
Service costs	163,101	256,336
Plan participants’ contribution	130,875	154,116
Interest cost	76,139	13,762
Actuarial losses	104,860	(931,636)
Plan amendments	-	-
Benefits paid through pension assets	(78,957)	(626,049)
Defined benefit obligation at December 31	3,940,179	3,544,161

The defined benefit obligation includes only liabilities for active employees. The weighted average modified duration of the defined benefit obligation at December 31, 2023 is 17.7 years (2022: 17.1 years).

Change in fair value of plan assets

	2023	2022
Fair value of plan assets at January 1	3,207,955	4,009,313
Interest income	71,813	12,187
Return on plan assets excluding interest income	136,023	(490,359)
Employer contributions	130,875	154,116
Plan participants’ contributions	130,875	154,116
Benefits paid through pension assets	(78,957)	(626,049)
Administration expense	(5,033)	(5,369)
Fair value of plan assets at December 31	3,593,551	3,207,955

Expected employer and plan participants’ contributions to the plan for the annual reporting period 2024 are CHF 128,608 each.

	December 31,	December 31,
	2023	2022
Present value of funded defined benefit obligation	3,940,179	3,544,161
Fair value of plan assets	(3,593,551)	(3,207,955)
Net defined benefit liability	346,628	336,206

Defined Benefit Cost

	2023	2022	2021
Service cost	163,101	256,336	159,085
Net interest expense	3,270	1,575	1,878
Administration expense	4,259	5,369	6,030
Total defined costs for the year recognized in profit or loss	170,630	263,280	166,993

Remeasurement of the Defined Benefit Liability

	2023	2022	2021
Actuarial loss (gain) arising from changes in financial assumptions	247,262	(876,841)	(74,284)
Actuarial loss (gain) arising from experience adjustments	(138,497)	(54,795)	463,238
Actuarial gain arising from demographic assumptions	(3,905)	-	(229,109)
Return on plan assets excluding interest income	(136,023)	490,359	(424,829)
Total defined benefit cost for the year recognized in other comprehensive income	(31,163)	(441,277)	(264,984)

Assumptions

	2023	2022	2021
Discount rate	1.50%	2.20%	0.30%
Future salary increases	1.35%	1.60%	0.85%
Pension indexation	0.00%	0.00%	0.00%
	BVG2020	BVG2020	BVG2020

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	2023	2022
Change in assumption	0.25% increase	0.25% increase
Discount rate	(141,340)	(177,546)
Salary increase	(22,950)	23,058
Pension indexation	78,491	63,916
Change in assumption	+1 year	+1 year
Life expectancy	63,383	48,531

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligations to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as that used in calculating the pension liability recorded on consolidated balance sheets. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.